NYC Moda, Inc.
                          547 N Yale Avenue
                          Villa Park IL 60181

September 2, 2011

United States
Securities and Exchange Commission
Washington, DC 20549

Re: NYC Moda, Inc.'s - Registration Statement on Form S-1
                       Amendment No. 1
                       Filing No. 333-175483

Dear: John Reynolds

In response to your letter dated August 8, 2011 which included comments regarding our registration statement, we have prepared the following responses:

Registration Statement Cover Page

Comment: 1
Please check the box indicating that the securities being registered are to be offered on a delayed or continuous basis pursuant to Rule 415 or advise. Also, please check the box to indicate that you are a smaller reporting company.
Response: We checked the box indicating that the securities being registered are to be offered on a delayed or continuous basis pursuant to Rule 415.We checked the box to indicate that our company is a smaller reporting company.

Prospectus Cover Page, page 3

Comment: 2
We note your reference to your risk factors on page six. Please highlight this language as required by Item 501(b)(5) of Regulation S-K.

Response: We highlighted language on page 3 referencing to our risk factors on page six as:
CONSIDER CAREFULLY THE RISK FACTORS BEGINNING ON PAGE 6 IN THIS
PROSPECTUS.
Comment: 3
Please provide the disclosure required by Item 501(b)(3) of Regulation S-K. Consider providing such disclosure in tabular format.

Response: The following table has been added.


                                  Per Share       Total
                                   ---------     --------
Price to public                      $ .02       $ 80,000
Proceeds, before expenses          ---------     --------
  to NYC Moda Inc.                   $ .02       $ 80,000

Comment: 4
Please revise the Commission legend to comply with of Item 501(b)(7) Regulation S-K.
Please clearly state that neither the SEC nor any state securities commission has approved
"or disapproved of" these common shares.

Response: We revised to clarify:
Neither the SEC nor any state securities commission has approved or disapproved of these common shares or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Comment: 5
Please disclose the duration of the offering.
Response: The following disclosure has been added to the prospectus cover page.
      The offering shall terminate on the earlier of:
   (i) the date when the sale of all 4,000,000 common shares is completed;
   (ii) one year from the date of this prospectus; or
  (iii) prior to one year at the sole determination of the board of directors.


Prospectus Summary, page 5

Comment: 6
Please revise this section to include a summary of the material terms of your offering. In this regard we note disclosure elsewhere discussing the fact that this is a best efforts offering with no minimum number of shares to be sold. See Item 503(a) of Regulation S-K.
Response: We have included in the Prospectus Summary that this is a best efforts offering with no minimum number of shares to be sold. Risk Factors, page 7

Comment: 7

We note your statement in risk factor 11 that "our sole officer and director will have the power to appropriate the $80,000....[a]s such, they could take the funds without your
knowledge for their own use." Please revise to reconcile with your disclosure on page
14, under Use of Proceeds.

Response: Risk Factor 11 has been revised to reconcile with the disclosure under Use of Proceeds as follows:

There is no minimum offering amount. Your funds will not be placed in an escrow or trust account. We will establish a separate bank account and all proceeds will be deposited into that account. Accordingly, if we file for bankruptcy protection or a petition for involuntary bankruptcy is filed by creditors against us, your funds will become part of the bankruptcy estate and administered according to the bankruptcy laws. If a creditor sues us and obtains a judgment against us, the creditor could garnish the bank account and take possession of the subscriptions. As such, it is possible that a creditor could attach your subscription which could preclude or delay the return of money to you.

Further, our sole officer and director will have the power to appropriate any amounts we raise. As such, they could take the funds without your knowledge for their own use. If that happens, you will lose your investment.

Comment: 8
We note your statement in risk factor 16 that "[i]f we become a public entity, subject to the reporting requirements of the Exchange Act of 1934. . ." Please revise to clarify that upon effectiveness of the registration statement, you will become a reporting company.
We further note this disclosure to this effect appears on page 34.

Response: We revised to clarify:

Upon completion of this offering, we will become a reporting company and file annual, quarterly and current reports with the SEC. We will incur ongoing expenses associated with professional fees for accounting, legal and a host of other expenses for annual reports and proxy statements.

Source and Use of Proceeds, page 14

Comment: 9

We note your statement, "[t]he above figures represent only estimated costs." We direct your attention to Instruction 7 to Item 504 of Regulation S-K, which allows the company to reserve the right to change the use of proceeds, provided such reservation is due to certain contingencies that are discussed specifically and the alternatives to such use in that event are indicated. Please revise the disclosure accordingly.

Response: The disclosure "[t]he above figures represent only estimated costs" has been deleted.

Comment: 10
Please revise to clarify the components and associated amounts of "working capital."

Response: We have revised "working capital" to "Other expenses". Other Expenses will consist of travel expenses, communication expenses, (international calls, and cell phone expenses). Other expenses may also be used for shipping and independent contractors' fees as needed.

Comment: 11

We note that you intend to use a portion of the proceeds from this offering to pay "contactor fees." To the extent the proceeds may be used to pay the chief executive officer, please provide disclosure pursuant to Item 504 of Regulation S-K. To the extent the company will not be using any proceeds to pay the chief executive officer, please disclose.

Response: The following disclosure has been added:

Ilona Svinta our sole director will not be repaid from the proceeds of this offering.

Comment: 12

Please disclose your use of proceeds to the extent you raise less than $20,000 in this offering.

Response: The following disclosure has been added:
If we raise less than $20,000, we will use them in the following order of importance as funding permits: to pay our ongoing legal and professional fee, pay marketing and advertising expenses and website development, office setup.

Comment: 13

The disclosure in this section allocates proceeds to inventory and shipping, which appear to indicate that the proceeds will allow you to implement your business plan. However, disclosure elsewhere reflects that you will need additional funding to commence your business. For instance, you state in the last paragraph of this section that "we will require full funding to implement our complete business plan." Also, on page seven you state that "we will need the funds from this offering to commence activities that will allow us to begin seeking financing of our business plan." Please reconcile the disclosure throughout and provide clear disclosure as to whether the proceeds from this offering will be sufficient to commence operating your business.

Response: We reconciled following disclosure:

If necessary, Ilona Svinta, our sole officer and director, has verbally agreed to loan up to $20,000 to NYC Moda to complete the registration process (the loaned funds may also be used for expenses described in our plan of operations).

We reconciled following disclosure:
Our current funds on hand are not sufficient to complete our intended business plan. We will need the funds from this offering to commence activities described in our plan of plan of Operation.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 15

Comment: 14

We note the verbal agreement with Ms. Svinta regarding advance of funds and that she has no legal obligation to advance or loan funds to the company. Please revise to disclose the material terms of this agreement. Clearly disclose how the loaned funds may be used. For example, clarify whether these funds may only be used to maintain the company's reporting status or whether the funds may be used to implement the plan of operations. In addition, please provide a written description of the oral agreement with Ms. Svinta. See Question 146.04 of the Regulation S-K Compliance and Disclosure Interpretations available at http://www.sec.gov/divisions/corpfin/guidance/regskinterp.htm.

Response: The following disclosure has been added:
Ilona Svinta agreed to loan up to $20,000 to the company. The loaned funds may be used to maintain the company's reporting status and to implement our plan of operation. We do not believe we are party to a contract because Ms. Svinta has no obligation to loan us these funds.

Comment: 15.

We note your statement on page 15 that your cash balance, $8,959 as of April 30, 2011, is not sufficient to fund your operations for "any period of time" and your statement on page 16 that you believe you "can satisfy [your] cash requirements during the next 12 months." Please revise to reconcile these statements. In addition, please update throughout the prospectus the cash balance as of the most recent practicable date.

Response: Statement on page 16 has been revised to reconcile with statement on page 15 as follows:

Our current cash balance is not sufficient to fund our operations. We will need the funds from this offering to implement our plan of operation and satisfy our cash requirements during the next 12 months.

Comment: 16

We note the plan of operations commencing on page 16. Please provide clear disclosure as to when the time estimates commence. The references to 1st - 2nd month are unclear.

In addition, please provide clear disclosure as the impact upon the plan of operations if you are unable to raise the maximum in this offering. Lastly, please reconcile the plan of operations allocations with the use of proceeds allocations. For example, the plan of operations allocates $10,000 to inventory, while the use of proceeds allocates a much greater amount to inventory. Also, the amount allocated to shipping and independent contracting appears to be less than the plan of operations would require.

Response: We have revised to clarify:

We will commence our 12 month Plan of Operations immediately after we raise at least $20,000 from this offering. The time references such as 1st, 2nd, 3rd, etc. month will commence after this date.

Also, we have disclosed the following:
If we are unable to raise the maximum in this offering we will be required to reduce spending in areas of Website developing, Marketing, advertising Contractor Fee, Shipping, Independent Contractor Fees, Inventory of clothing, and Other Expenses. Please see SOURCE AND USE OF PROCEEDS. This reduction in expenditures may reduce our ability to grow and profit.

Also, we reconciled the plan of operation inventory amount with use of proceeds allocations. We added statement that the inventory amount will depend on the amount of money we can raise from these offering.

Also, we have added statement in SOURCE AND USE OF PROCEEDS on page 14 that funds in "Other Expenses" may be used for Shipping, and Independent contractors' fees as needed.

Comment: 17

Please clarify the reference to establishing a NYC mailing address upon completion of the offering. We note that you have only allocated $60 a month to this cost. You refer to establishing a small office in NYC on page 23. It is unclear how you plan to obtain such space for only $60 a month.

Response: We clarified mailing address reference:

Our plan is to establish an office in NYC at future date (after our 12-month plan of operation). For now we plan to establish presence in NYC by establishing just a mailing address for $60 per month. We believe that this is sufficient for our purpose at this time.
We have clarified our statement on page 23 that we are planning to open a small office in NYC after our 12-month plan of operation.
We also removed statement on page 24 that upon the completion of our offering, we intend to establish an office in New York City.

Comment: 18

Please remove the statement on page 18 that "until we start to sell our goods, we do not believe that our operations will be profitable." Such statement implies that you will be profitable after you commence operations.

Response: We have removed this statement.

Description of Business, page 21

General

Comment: 19

We note, on page five, that you plan to execute agreements with your representatives in India, Russia, Brazil and Argentina. Please discuss your relationship with these representatives in greater detail. Include in your discussion, among other details, who your representatives are, their role in your proposed business and whether you have had any discussions, formal or informal, with these representatives.

Response: We have added that our representatives are Local Centers who will receive and process payment, and provide customer service. They will also be in charge of transferring customers' payments. To date we have not had any discussions with such representatives.

 Agreement with NJDist.Biz, page 23

Comment: 20

Please revise where appropriate to clarify your inventory storage and shipping. In this regard, we note your disclosure that NJDist.Biz will store inventory picked up from NYC stores; but you also state that some inventory will be stored in home space and your main office, when secured. We further note that NJDist.Biz is your shipping agent but that you will ship from your office. Please reconcile where appropriate and revise to address NJDist.Biz's role in detail.

Response: We have added to clarify that NJDist.Biz's role is to handle shipping and storage product purchased in NYC stores and nearest areas only. All other product will be sent to our main office to Villa Park, Illinois. Such product will be stored and shipped out of this office. Some packages from different vendors maybe combined and shipped to customer from our office.

Structure of the Business, page 23

Comment: 21

We note your reference to vendors and overseas and local partners. Please discuss your relationship with these vendors and partners in greater detail including addressing who your partners are, the commission arrangements, any agreements you have with such partners and the material terms of those agreements. Please file the agreements, if any, as exhibits to your registration statement or advise. See Item 601(b)(10) of Regulation S-K.

Response: We have revised to clarify:

Our representative will be independent contractors. Their main responsibility will be taking payment in local currencies, converting to US dollars and transfer dollars to NYC Moda Inc. bank account in USA. Our representative will be dealing with customer services such as:

explaining all process to perspective buyers, helping with understanding the terms and expected delivery time, helping with calculating saving on shipping when items are combined in one package. Our local payment centers will be responsible for clearing the payments from customer. Our representative will decide if they will take credit card payment over internet website.

Our local representative will receive 15% commission from sale. This commission will be calculated from cost of sold clothing.
We do not have agreement with our vendors and overseas and local partners yet. According to our plan of operation on 6th month we plan to execute agreements with our local partners.

Comment: 22

Revise to discuss the role of local payment centers in greater detail. In this regard, we note your proposed business of selling designer fashion via an Internet website. Clarify whether payment may be made through your website.

Response: We have clarified that during our 12 month plan of operation we do not plan to accept payment through our website; however we plan to add this feature at a later date.

Governmental Regulation, page 25

Comment: 23
We note that you will be required to comply with applicable government regulations relating to shipping. Please revise this section to discuss all government regulations that affect your business and the effect of such government regulations and discuss the need for any government approval. In this regard we note that you plan to ship your inventory internationally. See Items 101(h)(4)(viii)-(ix) of Regulation S-K.

Response: The following disclosure has been added:

We are in business of reselling and shipping new clothing to India, Russia, Argentina and Brazil. We are not currently subject to direct federal, state or local regulation other than regulations applicable to businesses generally or directly applicable to electronic commerce. Currently we are not subject to any government approval of principal product or services. We may fall under international regulation of packing, labeling, documentation, and insurance requirements.
A Shipper's Export Declaration (SED) is used to control exports and act as a source document for official U.S. export statistics. SEDs must be prepared for shipments through the U.S. Postal Service when the shipment is valued over $500. We are subject to federal and state consumer protection laws, including laws protecting the privacy of customer non-public information and regulations prohibiting unfair and deceptive trade practices. We will be subject to state, federal and international laws and regulations applicable to online commerce, including user privacy policies, product pricing policies, Web site content and general consumer protection laws. Laws and regulations have been adopted, and may be adopted in the future, that address Internet-related issues, including online content, privacy, online marketing, unsolicited commercial email, taxation, pricing and quality of products and services. Some of these laws and regulations, particularly those that relate specifically to the Internet, were adopted relatively recently and their scope and application may still be subject to uncertainties. Interpretations of these laws, as well as any new or revised law or regulation, which could decrease demand for our services, increase our cost of doing business, result in liabilities for us, restrict our operations or otherwise cause our business to suffer. Our failure, or the failure of our business partners, to accurately anticipate the application of these laws and regulations, or to comply with such laws and regulations, could create liability for us, result in adverse publicity and negatively affect our business.

Directors, Executive Officers, Promoter and Control Persons, page 25

Comment: 24.

Please revise to provide beginning and end dates for Ms. Svinta's employment at Pierto Baldini. In this regard, it is unclear whether Ms. Svinta continues to own and/or work at Peitro Baldini. Please explain the role of Ms. Svinta in the operations of Peitro Baldini, which is located in Latvia, when she lives in Illinois. Please disclose the complete business experience for Ms. Svinta during the last five years.

Response: We have revised the business experience:

Ilona Svinta has acted as sole officer and director since our
incorporation on March 30, 2011.   From 2005 to 2010, our president
Ilona Svinta owned and operated "Pietro Baldini", a clothing store located in Riga, Latvia. On May 2010, this store was closed and ceased to operate. Consequently, Mrs.Svinta no longer manages any activities of Pietro Baldini. She has extensive experience relating to whether certain merchandise will be salable. She has knowledge and experience to keep her business running smoothly. During the past five years, Ilona Svinta also has attended various merchandising classes.

Comment: 25

Revise to briefly discuss the specific experience, qualifications, attributes or skills that led to the conclusion that the sole director should serve as a director of the company. See Item 401(e)(1) of Regulation S-K.

Response: Our director was selected based on above mentioned experience and education in fashion industry as well as an established network of business contacts.

Comment: 26

We note that you "conduct business through agreements with consultants and arms-length third parties." Please disclose the material terms of these agreements, formal or informal.

Response: We have removed this statement. We do not have any such agreements at this time.

Certain Relationships and Related Transactions, page 27

Comment: 27

Please include in this section the loan agreement with your sole officer and director.

Response: We have revised to disclose:
Our sole officer and director has informally agreed to loan us funds if we need them to pay for our reporting obligations and business expenses. However she does not have a legal obligation to loan us these funds.

Description of Securities, page 33

Comment: 28

Please remove the statement that "all shares of common stock now outstanding are fully paid for and non-assessable" or attribute such statement to counsel and file the opinion as an exhibit.

Response: We have removed this statement.

Anti-Takeover Law, page 33

Comment: 29

Your disclosure in this section is unclear and does not appear relevant to the anti-takeover provisions, which is meant to disclose whether there are any provisions, such as under state law or in your articles of incorporation or bylaws, that would prevent a change in control. Since you are a Nevada corporation, Nevada law would be applicable. Please revise the disclosure accordingly.

Response: The prior disclosure has been replaced with the following language.

Nevada revised statutes sections 78.378 to 78.3793 provide state regulation over the acquisition of a controlling interest in certain Nevada corporations unless the articles of incorporation or bylaws of the corporation provide that the provisions of these sections do not apply. Our articles of incorporation and bylaws do not state that these provisions do not apply. The statute creates a number of restrictions on the ability of a person or entity to acquire control of a Nevada company by setting down certain rules of conduct and voting restrictions in any acquisition attempt, among other things. The statute is limited to corporations that are organized in the state of Nevada and that have 200 or more stockholders, at least 100 of whom are stockholders of record and residents of the state of Nevada; and does business in the state of Nevada directly or through an affiliated corporation. Because of these conditions, the statute does not apply to our company.

Report of Independent Registered Public Accounting Firm, page 36

Comment: 30

Please explain to us why the audit report refers to your location in Henderson, Nevada.

In this regard, we note on the cover of your registration statement that your principal executive offices are located in Villa Park, Illinois.

Response: Auditor has corrected our address to Villa Park, Illinois.

Financial Statements

Comment: 31

Please note the updating requirements of Rule 8-08 of Regulation S-X. Please also provide a current consent as necessary in the next amendment.

Response: We provided current consent.

Note 2 - Summary of Significant Accounting Policies, page 41

Accounting Basis, page 41

Comment: 32

Please reconcile your statements that you adopted an April 30 fiscal year-end with your statement on page 35 that your fiscal year ends on December 31.

Response: We have revised our fiscal year-end to April 30.

Please direct any further comments or questions you may have to the company's attorney Mrs. Jody M. Walker at:

Jody M. Walker
 Attorney At Law
7841 South Garfield Way
Centennial, CO 80122
Phone 303-850-7637
Fax 303-482-273

Thank you.
Sincerely,

NYC Moda, Inc.

/s/Ilona Svinta
-----------------
Ilona Svinta
CEO